Financial risk management - Schedule of Maximum Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	£ 203,318	£ 180,769	[1]	£ 206,971
Derivative financial instruments	22,356	24,753	[1]	22,051
Loans and advances to banks	10,764	10,632	[1]	7,001
Loans and advances to customers	449,745	454,899	[1]	448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Debt securities	15,355	9,926	[1]	6,835
Financial assets at amortised cost	514,635	520,322	[1]	£ 517,156
Contracts held with reinsurers	442	372
Maximum exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	84,583	73,887
Derivative financial instruments	22,356	24,753
Loans and advances to banks	10,764	10,632
Loans and advances to customers	449,745	454,899
Reverse repurchase agreements	38,771	44,865
Debt securities	15,355	9,926
Financial assets at amortised cost	514,635	520,322
Financial assets at fair value through other comprehensive income	27,360	22,871
Contracts held with reinsurers	442	372
Off-balance sheet items:
Acceptances and endorsements	191	58
Other items serving as direct credit substitutes	286	781
Performance bonds, including letters of credit, and other transaction-related contingencies	2,372	2,147
Irrevocable commitments and guarantees	75,080	74,692
Off-balance sheet items	77,929	77,678
Maximum exposure to credit risk	727,305	719,883
Offset
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	9,862	12,330
Loans and advances to banks	0	0
Loans and advances to customers	2,214	2,171
Reverse repurchase agreements	0	0
Debt securities	0	0
Financial assets at amortised cost	2,214	2,171
Financial assets at fair value through other comprehensive income	0	0
Contracts held with reinsurers	0	0
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off-balance sheet items	0	0
Maximum exposure to credit risk	12,076	14,501
Net exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	84,583	73,887
Derivative financial instruments	12,494	12,423
Loans and advances to banks	10,764	10,632
Loans and advances to customers	447,531	452,728
Reverse repurchase agreements	38,771	44,865
Debt securities	15,355	9,926
Financial assets at amortised cost	512,421	518,151
Financial assets at fair value through other comprehensive income	27,360	22,871
Contracts held with reinsurers	442	372
Off-balance sheet items:
Acceptances and endorsements	191	58
Other items serving as direct credit substitutes	286	781
Performance bonds, including letters of credit, and other transaction-related contingencies	2,372	2,147
Irrevocable commitments and guarantees	75,080	74,692
Off-balance sheet items	77,929	77,678
Maximum exposure to credit risk	£ 715,229	£ 705,382

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.